EQUITY INCENTIVE PLAN AND STOCK BASED COMPENSATION EXPENSE (Tables) - Notable Labs Inc [Member]	9 Months Ended
Sep. 30, 2023
Multiemployer Plan [Line Items]
SCHEDULE OF STOCK OPTION ACTIVITY

The following summarizes stock option activity under the 2015 Plan:

	Options Outstanding
	Total Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding as of December 31, 2022	2,847,484	$1.43	7.3	$1,419
Granted	—	$—
Exercised	5,000	$1.01
Forfeited	16,667	$1.55
Cancelled	272,002	$1.03
Outstanding as of September 30, 2023	2,553,815	$1.47	7.3	$1,163
Exercisable as of September 30, 2023	1,855,561	$1.45	7.1	$894
Vested and expected to vest as of September 30, 2023	2,553,815	$1.47	7.3	$1,163

SCHEDULE OF STOCK BASED COMPENSATION EXPENSE

Stock-based compensation expense relating to stock options recognized in the Company’s statement of operations and comprehensive loss is as follows:

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2023	2022	2023	2022
Research and development	$24	$31	$75	$220
General and administrative	111	89	378	359

Total	$135	$120	$453	$579